Acquisitions - Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jan. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 23,288	$ 18,101	$ 18,101
Chaikin Holdings LLC.
Business Acquisition [Line Items]
Cash	$ 151
Other current assets	138
Goodwill	5,187
Other noncurrent assets	443
Total assets acquired	10,487
Liabilities assumed	(2,387)
Net assets acquired	8,100
Cash consideration	7,290
Noncontrolling interest	810
Total consideration, up to	8,100
Chaikin Holdings LLC. | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangibles	3,664
Chaikin Holdings LLC. | Tradenames
Business Acquisition [Line Items]
Finite-lived intangibles	657
Chaikin Holdings LLC. | Capitalized software development costs
Business Acquisition [Line Items]
Finite-lived intangibles	$ 247